Statutory Results - Summary of Statutory Results (Details) - USD ($) $ in Millions				6 Months Ended		12 Months Ended
	Jun. 28, 2021	Sep. 18, 2020	Sep. 16, 2019	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statutory Accounting Practices [Line Items]
Combined statutory net income (loss)				$ (426)	$ (2)	$ 245	$ 488
Statutory capital				2,153		3,142,000
Statutory accounting practices, prescribed practice amount				$ 29		$ 51
Talcott Resolution Life, Inc
Statutory Accounting Practices [Line Items]
Dividends paid with approval of regulatory agency	$ 500	$ 319	$ 700